Note 5 - Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Fair Value Disclosures [Text Block]

Note 5 – Fair Value of Financial Instruments

The Company's financial statements are prepared in accordance with ASC 820, “Fair Value Measurement,” which requires the measurement of certain financial instruments at fair value. The Company's financial instruments primarily consist of cash and cash equivalents, and accounts receivable, which approximate fair value due to their short-term nature, and Term Loans issued in connection with detachable warrants, which are carried on the balance sheet net of the unamortized portion of the related discounts. For financial instruments or investments that are required to be reported at fair value on a recurring or nonrecurring basis under GAAP, the applicable guidance for fair value measurement requires the Company to include the determination of the appropriate fair value hierarchy level for each instrument. The fair value hierarchy levels consist of the following:

Level 1: Quoted Prices in Active Markets for Identical Assets or Liabilities - This level represents the highest degree of observability, where fair values are based on quoted market prices for identical assets or liabilities in active markets.

Level 2: Inputs Other Than Quoted Prices Included within Level 1 - Fair values in this level are based on inputs other than quoted market prices but are still observable, such as quoted market prices for similar assets or liabilities, or inputs derived from market data.

Level 3: Unobservable Inputs - This level includes fair values for which there are no observable inputs and relies on the reporting entity's own assumptions and estimates. These fair values are considered the least reliable and most subjective.

Detachable common stock warrants issued in connection with debt may be recorded as either liabilities or equity depending on the applicable accounting guidance. The Company determined that warrants issued in connection with our notes payable met the definition of a freestanding financial instrument and qualified for treatment as permanent equity. Warrants recorded as equity are recorded at the fair market value determined at issuance date, and are not remeasured after that. We utilized the Black-Scholes valuation model to estimate the fair value of warrants granted at issuance date. The initial measurement of the fair value of the notes considers the present value of future cash flows, discounted at the current market rate of interest at the issuance date, and time to liquidity.  The Company allocated the value of warrants between the relative fair value of the notes payable without the warrants, and the warrants themselves at the time of issuance. The allocated portion of the warrants was treated as a debt discount, and amortized over the term of the note. The amortization of the debt discount is recognized as interest expense. When a notes payable are issued at a discount, wherein a significant portion of the issuance is between related parties, the valuation of the notes and the discount involve significant judgement and the use of unobservable inputs, classifying it into Level 3 of the fair value hierarchy, requiring a nonrecurring fair value measurement. Changes other than additions, settlements, or discount amortization, in the fair value of the notes payable, net of discounts do not impact net income or cash flows.

The following schedule summarizes the valuation of financial instruments at fair value on a nonrecurring basis in the balances sheet as of December 31, 2023 and 2022:

	Fair Value Measurements at December 31, 2023
	Carrying Value	Estimated Fair Value
Liabilities
Notes payable, related parties, net of $1,880,711 of debt discounts	$6,714,288	$7,008,684
Notes payable, net of $220,024 of debt discounts	907,976	953,847
Total liabilities	$7,622,264	$7,962,531

	Fair Value Measurements at December 31, 2022
	Carrying Value	Estimated Fair Value
Liabilities
Notes payable, related parties, net of $2,692,757 of debt discounts	$3,502,243	$4,502,093
Notes payable, net of $336,085 of debt discounts	393,915	413,018
Total liabilities	$3,896,158	$4,915,111